Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Operating Loss Carryforwards [Line Items]
Loss from continuing operations, before income taxes	$ 2,949,874	$ 4,714,928	$ 7,989,461	$ 12,636,907	$ 17,663,164	$ 11,342,074
Income tax benefit at statutory rate					(6,662,660)	(3,856,305)
Equity investment adjustment					1,305,093	126,660
Items not deductible for tax purposes					7,914	20,951
Change in valuation allowance					5,427,768	2,365,543
Rate difference in foreign jurisdiction					(63,288)	1,570,327
Income tax expense	$ 0	$ 0	$ 0	$ 0	14,827	227,176
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss from continuing operations, before income taxes					(14,957,688)	(7,391,630)
Income tax benefit at statutory rate					(5,085,614)	(2,513,154)
Equity investment adjustment					1,305,093	126,660
Items not deductible for tax purposes					7,914	20,951
Change in valuation allowance					3,772,607	2,365,543
Rate difference in foreign jurisdiction					0	0
Income tax expense					0	0
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss from continuing operations, before income taxes					(4,638,370)	(3,950,444)
Income tax benefit at statutory rate					(1,577,046)	(1,343,151)
Equity investment adjustment						0
Items not deductible for tax purposes						0
Change in valuation allowance					1,655,161	0
Rate difference in foreign jurisdiction					(63,288)	1,570,327
Income tax expense					$ 14,827	$ 227,176